Retirement Plans (Schedule of Estimated Benefit Payments) (detail) $ in Thousands	Mar. 31, 2016 USD ($)
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2017	$ 6,799
2018	7,394
2019	7,964
2020	8,577
2021	9,324
2022-2024	$ 57,417